Common Stock, Warrants, Options, and Stock Compensation (Details 3) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Summary of the option activity additional disclosures
Stock options exercised, shares	62,173	494,202	1,528,048
Proceeds due to stock option exercises	$ 0.4	$ 1.6	$ 4.9
Tax benefit from stock option exercises	0.2	2.1	1.4
Intrinsic value of stock options exercised	$ 1.5	$ 7.7	$ 15.5